Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000261751 | BNY-B3N3363
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261751 | BNY-BF1THH6
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000261751 | BNY-BR56KD4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000261751 | BNY-6772671
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000261751 | BNY-BFPM3C8
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000261751 | BNY-BJN3H96
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261751 | BNY-6043214
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261751 | BNY-BZ0RDZ1
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261751 | BNY-6597067
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261751 | BNY-6484620
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000261751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000261751 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261751 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112567 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112567 | BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000112567 | BNY-BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112567 | BNY-722304102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112567 | BNY-BP3R284
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112567 | BNY-BFFJRM7
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112567 | BNY-BG0ZMJ9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112567 | BNY-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112567 | BNY-BD761B9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112567 | BNY-B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112567 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112567 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112567 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112567 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112567 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000112567 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000112567 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000112567 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112567 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112567 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112567 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145138 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145138 | BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000145138 | BNY-BHQPSY7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145138 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000145138 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000145138 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000145138 | BNY-B12LZH9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000145138 | BNY-B16CYP9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145138 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000145138 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145138 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000145138 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145138 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000145138 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145138 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000145138 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000145138 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000145138 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145138 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000145138 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145138 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000145138 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | BNY-B01FLR7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042129 | BNY-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000042129 | BNY-B1G1QD8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042129 | BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042129 | BNY-BJTM270
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000042129 | BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000042129 | BNY-5810066
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000042129 | BNY-BP3R295
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | BNY-2242059
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | BNY-B03NGS5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042129 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000042129 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000042129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000042129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000042129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000042129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000042129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000042129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000042129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000042129 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202064 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202064 | BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202064 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000202064 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202064 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000202064 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202064 | BNY-6451055
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202064 | BNY-22266T109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202064 | BNY-B0J2D41
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202064 | BNY-2684532
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202064 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202064 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000202064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000202064 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000202064 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000202064 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202064 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000202064 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000202064 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202064 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128625 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000128625 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000128625 | BNY-2421041
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | BNY-5810066
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | BNY-2643674
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000128625 | BNY-6455819
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128625 | BNY-5263251
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | BNY-BPBLV81
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000128625 | BNY-6005214
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000128625 | BNY-B0C5YV1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000128625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000128625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000128625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000128625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000128625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000128625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000128625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000128625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053725 | BNY-B0CC0M5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053725 | BNY-BBGB5W0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053725 | BNY-6215273
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053725 | BNY-BYSX0F3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053725 | BNY-BDVPYN5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053725 | BNY-B1G8KX7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053725 | BNY-B1KFX13
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | BNY-6139447
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053725 | BNY-B0CGYD6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | BNY-B3S98W7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053725 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053725 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053725 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000053725 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000053725 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000053725 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000053725 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053725 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000053725 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000053725 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053725 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000261324 | BNY-6597067
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261324 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000261324 | BNY-6895675
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261324 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261324 | BNY-56585A102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000261324 | BNY-6858946
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000261324 | BNY-5959378
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261324 | BNY-911312106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261324 | BNY-244199105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261324 | BNY-501044101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000261324 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261324 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000261324 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000261324 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000261324 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261324 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000261324 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261324 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000261324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000261749 | BNY-097023105
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261749 | BNY-369550108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261749 | BNY-69608A108
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261749 | BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261749 | BNY-0263494
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000261749 | BNY-5334588
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261749 | BNY-666807102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261749 | BNY-539830109
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261749 | BNY-502431109
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261749 | BNY-4162791
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261749 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000261749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000261749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000261749 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033619 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033619 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033619 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033619 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033619 | BNY-4061412
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033619 | BNY-5253973
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033619 | BNY-BP9DL90
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033619 | BNY-BX865C7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033619 | BNY-6332439
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033619 | BNY-B058TZ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033619 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033619 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000033619 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000033619 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033619 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000033619 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000033619 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033619 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000033619 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033619 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033619 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033619 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033635 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033635 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033635 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033635 | BNY-58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033635 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033635 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033635 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000033635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000033635 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000057625 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057625 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000057625 | BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000057625 | BNY-6205122
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057625 | BNY-6139362
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000057625 | BNY-BSQCB24
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057625 | BNY-B4Z9XF5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000057625 | BNY-B037HF1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000057625 | BNY-B0GWF48
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000057625 | BNY-B233HS6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000057625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000057625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000057625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000057625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000057625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000057625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000057625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000057625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000057625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000057625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000057625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000248668 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000248668 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000248668 | BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000248668 | BNY-6205122
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248668 | BNY-6442327
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248668 | BNY-6100186
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248668 | BNY-BPFJHC7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248668 | BNY-B01NPJ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248668 | BNY-B0166K8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248668 | BNY-6582483
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248668 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248668 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248668 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248668 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000248668 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000248668 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000248668 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000248668 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248668 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000248668 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000248668 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000248668 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042148 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000042148 | BNY-74340W103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000042148 | BNY-253868103
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042148 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000042148 | BNY-00217D100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000042148 | BNY-22822V101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042148 | BNY-B03FYZ4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000042148 | BNY-BX90C05
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000042148 | BNY-46284V101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000042148 | BNY-78410G104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042148 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042148 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000042148 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000042148 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	68.80%

[1]	Represents less than 0.1%